INVESTMENTS - Investments available-for-sale (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Investments [Line Items]
Financial assets at amortised cost	S/ 40,488,967	S/ 23,900,597
Shares At Amortised Cost	187,388	171,977
Financial assets at amortised cost before accrued interest	40,676,355	24,072,574
Gains on available-for-sale financial assets	2,423,954	1,487,995
Gains on shares	327,913	410,707
Gains on financial assets before adjusting interest	2,751,867	1,898,702
Losses on available-for-sale financial assets	(81,663)	(18,179)
Losses on shares	(12,751)	(3,485)
Losses on financial assets before adjusting interest	(94,414)	(21,664)
Financial assets available-for-sale	42,831,258	25,370,413
Shares at estimated fair value	502,550	579,199
Financial assets at estimated fair value before accrued interest	43,333,808	25,949,612
Interest income on financial assets	410,081	253,111
Financial assets at fair value through other comprehensive income	43,743,889	26,202,723
Alicorp S.A.A
Disclosure of Investments [Line Items]
Shares At Amortised Cost	12,198	12,198
Gains on shares	153,935	201,567
Losses on shares		0
Shares at estimated fair value	166,133	213,765
Inversiones Centenario S.A.A [Member]
Disclosure of Investments [Line Items]
Shares At Amortised Cost	112,647	112,647
Gains on shares	168,132	195,305
Losses on shares		0
Shares at estimated fair value	280,779	307,952
Bolsa de Valores de Lima [Member]
Disclosure of Investments [Line Items]
Shares At Amortised Cost	19,423	19,423
Gains on shares	3,942	2,115
Losses on shares		0
Shares at estimated fair value	23,365	21,538
Bolsa de Comercio de Santiago [Member]
Disclosure of Investments [Line Items]
Shares At Amortised Cost	15,306	4,964
Gains on shares		5,688
Losses on shares	(3,995)	0
Shares at estimated fair value	11,311	10,652
Compania Universal Textil S.A. [Member]
Disclosure of Investments [Line Items]
Shares At Amortised Cost	9,597	9,597
Gains on shares		248
Losses on shares	(3,163)	(3,432)
Shares at estimated fair value	6,434	6,413
Pagos Digitales Peruanos S.A.
Disclosure of Investments [Line Items]
Shares At Amortised Cost	5,197	5,197
Gains on shares		0
Losses on shares	(5,197)	0
Shares at estimated fair value		5,197
Corporacin Andina de Fomento
Disclosure of Investments [Line Items]
Shares At Amortised Cost		4,441
Gains on shares		181
Losses on shares		0
Shares at estimated fair value		4,622
Bolsa de Valores de Colombiaa [Member]
Disclosure of Investments [Line Items]
Shares At Amortised Cost	5,380	872
Gains on shares	118	4,070
Losses on shares		(53)
Shares at estimated fair value	5,498	4,889
Other [Member]
Disclosure of Investments [Line Items]
Shares At Amortised Cost	7,640	2,638
Gains on shares	1,786	1,533
Losses on shares	(396)	0
Shares at estimated fair value	9,030	4,171
Corporate, leasing and subordinated bonds [Member]
Disclosure of Investments [Line Items]
Financial assets at amortised cost	12,177,023	7,974,080
Gains on available-for-sale financial assets	1,132,719	706,394
Losses on available-for-sale financial assets	(52,953)	(8,322)
Financial assets available-for-sale	13,256,789	8,672,152
Certificates of deposit BCRP
Disclosure of Investments [Line Items]
Financial assets at amortised cost	15,343,851	8,649,885
Gains on available-for-sale financial assets	20,431	15,388
Losses on available-for-sale financial assets		(1)
Financial assets available-for-sale	15,364,282	8,665,272
Government Treasury Bonds
Disclosure of Investments [Line Items]
Financial assets at amortised cost	11,051,662	6,009,137
Gains on available-for-sale financial assets	1,158,845	690,048
Losses on available-for-sale financial assets	(5,458)	(1,109)
Financial assets available-for-sale	12,205,049	6,698,076
Securitization instruments [Member]
Disclosure of Investments [Line Items]
Financial assets at amortised cost	703,920	580,778
Gains on available-for-sale financial assets	63,131	53,328
Losses on available-for-sale financial assets	(21,471)	(8,344)
Financial assets available-for-sale	745,580	625,762
Negotiable certificates of deposit [Member]
Disclosure of Investments [Line Items]
Financial assets at amortised cost	873,218	369,016
Gains on available-for-sale financial assets	14,093	856
Losses on available-for-sale financial assets	(1,420)	(303)
Financial assets available-for-sale	885,891	369,569
Subordinated bonds
Disclosure of Investments [Line Items]
Financial assets at amortised cost	191,966	150,172
Gains on available-for-sale financial assets	19,933	14,085
Losses on available-for-sale financial assets	(317)	(100)
Financial assets available-for-sale	211,582	164,157
Others
Disclosure of Investments [Line Items]
Financial assets at amortised cost	147,327	167,529
Gains on available-for-sale financial assets	14,802	7,896
Losses on available-for-sale financial assets	(44)	0
Financial assets available-for-sale	S/ 162,085	S/ 175,425